Annual Total Returns[BarChart] - ProShares Short Dow 30 - None	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(12.52%)	(11.25%)	(24.20%)	(10.75%)	(3.03%)	(15.67%)	(21.47%)	3.45%	(18.47%)	(20.44%)